Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Amounts Due to and from Related Parties

The amounts due to and from related parties as a result of the transactions referred to above are as follows:

(millions of Canadian dollars)	December 31, 2015	December 31, 2014
Due from related parties	184	224
Due to related parties[1]	(142)	(227)

[1]	Included in due to related parties at December 31, 2015 are amounts owing to the IESO in respect of power purchases of $134 million (2014 – $214 million).